Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC  20004

October 27, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                               Rydex Variable Trust (File Nos. 333-57017 and 811-08821)

Ladies and Gentlemen:

On behalf of our client, Rydex Variable Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Trust’s form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 35, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001104659-08-065690 on October 24, 2008.

Please do not hesitate to contact me at 202.739.5654 should you have any questions.

Very truly yours,

/s/ W. John McGuire
W. John McGuire